Annual Fund Operating Expenses (Vanguard Emerging Markets Government Bond Index Fund Retail)	Vanguard Emerging Markets Government Bond Index Fu Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	Vanguard Emerging Markets Government Bond Index Fu Vanguard Emerging Markets Government Bond Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.35%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.14%
Total Annual Fund Operating Expenses	0.34%	0.49%